Equity - Treasury Share Instruments (Details) - EUR (€) € / shares in Thousands						12 Months Ended
	Jul. 31, 2017	Oct. 13, 2016	Oct. 11, 2016	Jul. 24, 2015	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)									€ 0	€ 0	€ 0
Trading price (EUR per share)									€ 0	€ 0	€ 0
Market value									€ 534,000,000	€ 1,246,000,000	€ 1,450,000,000
Percent of total shares classified as treasury shares									1.26514%	2.80339%	2.8469%
Purchase of treasury shares							€ 668,000,000	€ 1,654,000,000
Proceeds from sale of treasury shares								€ 555,000,000
Percentage of total shareholder return					77.00%
Derivative financial instrument notional shares equivalent						35,200,000	35,200,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares						141,229,134	141,639,159	128,227,971	65,687,859	141,229,134	141,639,159
Treasury shares, beginning balance						141,229,134	141,639,159	128,227,971
Acquisitions (shares)						0	77,087,297	138,036,450
Disposals (shares)								(47,824,300)
Employee share option plan (shares)						(3,518,795)	(2,869,334)	(2,724,699)
Increase (decrease) in number of shares outstanding	3,187,055					72,022,480	74,627,988	74,076,263
Treasury shares, ending balance						65,687,859	141,229,134	141,639,159
Reduction of share capital (in shares)							€ (813,000,000)	€ (886,000,000)
Telefónica Germany
Disclosure of classes of share capital [line items]
Acquisitions (shares)						178,500,000
Percentage of share capital acquired									6.00%
Proceeds from sale of treasury shares						€ 754,000,000
Telefónica Germany | Treasury shares
Disclosure of classes of share capital [line items]
Percent of total shares classified as treasury shares									1.43%
Increase (decrease) in number of shares outstanding					2,724,699	72,000,000
Telefónica Spain | Treasury shares
Disclosure of classes of share capital [line items]
Acquisitions (shares)								46,000,000
Telefónica Brazil | Premium shares
Disclosure of classes of share capital [line items]
Acquisitions (shares)								58,400,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares						5,037,804,990	5,037,804,990		5,192,131,686	5,037,804,990
Treasury shares, beginning balance						5,037,804,990
Increase (decrease) in number of shares outstanding		(74,627,988)	(74,627,988)	(74,076,263)
Treasury shares, ending balance						5,192,131,686	5,037,804,990
Reduction of share capital (in shares)		€ 813,000,000	€ 74,627,988	€ 886,000,000